OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

   X    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001560165

                                           Shellpoint Co-Originator Trust 2017-2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):        0001715910

Central Index Key Number of underwriter (if applicable): Not applicable

Andrew La Barbera, Senior Vice President, (212) 850-5077

Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See Clayton Conditions Report attached hereto as Exhibit 99.7 to this report, Opus S&P Valuation Report (#2) attached hereto as Exhibit 99.19 to this report and Opus QM Report (#2) attached hereto as Exhibit 99.20 to this report.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by Shellpoint Mortgage Acceptance LLC on September 6, 2017 (the “Original Filing”) and is being filed solely to replace in their entirety the reports attached to the Original Filing as Exhibit 99.7 - Clayton Conditions Report, Exhibit 99.19 - Opus S&P Valuation Report (#2) and Exhibit 99.20 - Opus QM Report (#2).

Exhibits

99.7	Clayton Conditions Report
99.19	Opus S&P Valuation Report (#2)
99.20	Opus QM Report (#2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SHELLPOINT MORTGAGE ACCEPTANCE LLC

Date: September 7, 2017	By: ____	/s/ Andrew La Barbera
	Name:	Andrew La Barbera
	Title:	Senior Vice President

EXHIBIT INDEX

Exhibit Number

99.7	Clayton Conditions Report
99.19	Opus S&P Valuation Report (#2)
99.20	Opus QM Report (#2)